RELATED PARTY TRANSACTIONS - Summary of balance due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party payables	$ 13,164	$ 9,157
TFG Marine
Related Party Transaction [Line Items]
Related party payables	9,310	8,479
Other
Related Party Transaction [Line Items]
Related party payables	3,854	678
Related Party
Related Party Transaction [Line Items]
Related party payables	$ 13,164	$ 9,157